DERIVATIVE INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2013
DERIVATIVES INSTRUMENTS [Abstract]
Schedule of Foreign Exchange Contracts, Statement of Financial Position
	December 31,
	2013	2012
Derivatives designated as cash flow hedging instruments
Other accounts receivable and prepaid expenses	$330	$517

Total	$330	$517